Stock Based Compensation (Details 3) - Aircom 2017 Plan [Member]	12 Months Ended
Dec. 31, 2017 $ / shares shares
Number of shares
Outstanding, Beginning | shares
Granted | shares	2,060,000
Exercised | shares
Forfeited/Cancelled | shares	(795,000)
Outstanding, Ending | shares	1,265,000
Exercisable, Ending | shares	423,750
Weighted Average Exercise Price Per Share
Outstanding, Beginning
Granted	5.9154
Exercised
Forfeited/Cancelled	5.5000
Outstanding, Ending	6.1765
Exercisable, Ending	5.5708
Weighted Average Fair Value Per Share
Outstanding Options, beginning
Granted	3.5401
Exercised
Forfeited/Cancelled	3.2922
Outstanding Options, Ending	3.6959
Exercisable, Ending	$ 3.4005